Reserves - Additional Information (Details)		12 Months Ended
	Feb. 13, 2015 CAD ($) shares	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2017 CAD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2016 yr $ / shares	Dec. 31, 2015 USD ($)	Jan. 26, 2015
Disclosure Of Reserves Within Equity [Line Items]
Reclassification made for correct errors in the reserves		$ 9,190,000
Reclassification impact on net assets		0		$ 0		$ 0
Reclassification impact on net earnings		$ 0		$ 0		0
Reclassification impact on comprehensive income						0
Loss in fair value reporting in the available for sale investment in other comprehensive income						17,020,000
Loss in fair value reporting in the available for sale investment in other comprehensive income overstated						9,190,000
Unrealized foreign currency translation gain from continuing operations						81,580,000
Unrealized foreign currency translation gain from continuing operations overstated						$ 9,190,000
Number of options, Issued | shares		202,000	202,000	65,000
Weighted average remaining contractual life of outstanding share options | yr		4.08		4.08	4.08
Weighted average exercise price, Exercised | $ / shares			$ 7.47		$ 3.01
Compensation expense		$ 10,600,000		$ 10,290,000
Compensation cost not yet recognized		4,300,000
Stock option, grant date fair value		$ 579,000		$ 209,000
Public trading history period taken for estimating expected volatility		4 years 9 months	4 years 9 months
Dividends declared			$ 0
Maximum | 2010 Stock Option Plan And 2015 Equity Incentive Plan
Disclosure Of Reserves Within Equity [Line Items]
Outstanding stock option exercisable price per share | $ / shares			$ 35.30
Minimum | 2010 Stock Option Plan And 2015 Equity Incentive Plan
Disclosure Of Reserves Within Equity [Line Items]
Outstanding stock option exercisable price per share | $ / shares			$ 2.85
Two Thousand Fifteen Normal Course Issuer Bid
Disclosure Of Reserves Within Equity [Line Items]
Repurchase of Common Shares	$ 45,500,000
Two Thousand Fifteen Normal Course Issuer Bid | Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Percentage of Issued and outstanding common shares							5.00%
Purchased and cancelled aggregate common shares | shares	1,455,300
Normal course issuer bid termination date		Feb. 17, 2016	Feb. 17, 2016
Two Thousand Fifteen Normal Course Issuer Bid | Treasury Shares | Maximum
Disclosure Of Reserves Within Equity [Line Items]
Common stock purchased for cancellation | shares	6,644,737
Chartwell
Disclosure Of Reserves Within Equity [Line Items]
Cancellation of common stock related to acquisition | shares		76,437	76,437